Provisions (Details) - CAD ($) $ in Millions	3 Months Ended	12 Months Ended
	May 31, 2021	Aug. 31, 2021	Aug. 31, 2020	Aug. 31, 2018	Feb. 28, 2021	Nov. 30, 2020
Disclosure of other provisions [line items]
Provisions, Beginning		$ 181	$ 298
Additions		27	37
Accretion		(2)	1
Reversal		(58)	(1)
Payments		(25)	(154)
Current		46	101
Long-term		77	80
Provisions, Ending		123	181
Provisions for severance and employee related costs	$ 12	13			$ 1	$ 1
Payments made on severence and employee related provision		12
Reversal of Internet Access rates	20
Interest expense	$ 35	231	274
Number of remaining costs to be paid within the next 5 months		1		$ 1
Previously stated [member]
Disclosure of other provisions [line items]
Provisions, Beginning		181
Current			101
Long-term			80
Provisions, Ending			181
Increase (decrease) due to changes in accounting policy [member]
Disclosure of other provisions [line items]
Current		46
Long-term		77
Provisions, Ending		123
Asset Retirement Obligations [Member]
Disclosure of other provisions [line items]
Provisions, Beginning		79	78
Additions		0	0
Accretion		(2)	1
Reversal		0	0
Payments		0	0
Provisions, Ending		77	79
Asset Retirement Obligations [Member] | Previously stated [member]
Disclosure of other provisions [line items]
Provisions, Beginning		79
Current			0
Long-term			79
Provisions, Ending			79
Asset Retirement Obligations [Member] | Increase (decrease) due to changes in accounting policy [member]
Disclosure of other provisions [line items]
Current		0
Long-term		77
Provisions, Ending		77
Restructuring [Member]
Disclosure of other provisions [line items]
Provisions, Beginning		13	142
Additions		14	14
Accretion		0	0
Reversal		0	0
Payments		(25)	(143)
Provisions, Ending		2	13
Restructuring [Member] | Previously stated [member]
Disclosure of other provisions [line items]
Provisions, Beginning		13
Current			13
Long-term			0
Provisions, Ending			13
Restructuring [Member] | Increase (decrease) due to changes in accounting policy [member]
Disclosure of other provisions [line items]
Current		2
Long-term		0
Provisions, Ending		2
Other [Member]
Disclosure of other provisions [line items]
Provisions, Beginning		89	78
Additions		13	23
Accretion		0	0
Reversal		(58)	(1)
Payments		0	(11)
Provisions, Ending		44	89
Other [Member] | Previously stated [member]
Disclosure of other provisions [line items]
Provisions, Beginning		89
Current			88
Long-term			1
Provisions, Ending			$ 89
Other [Member] | Increase (decrease) due to changes in accounting policy [member]
Disclosure of other provisions [line items]
Current		44
Long-term		0
Provisions, Ending		$ 44